Lease Liabilities - Schedule of Consolidated (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated [Line Items]
Lease liability	$ 437,148	$ 227,293	$ 452,778
1 year or less [Member]
Schedule of Consolidated [Line Items]
Lease liability	212,851	211,265
Between 1 and 2 years [Member]
Schedule of Consolidated [Line Items]
Lease liability	205,379	16,028
Between 2 and 3 years [Member]
Schedule of Consolidated [Line Items]
Lease liability	18,918
Over 3 years [Member]
Schedule of Consolidated [Line Items]
Lease liability